TPLIC Letterhead

May 4, 2015

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:           Transamerica Premier Life Insurance Company
WRL Series Life Account G
Transamerica Freedom Asset Advisor
(File No. 333-199064)

Filer CIK No.: 0001366273

Dear Sir or Madam:

On behalf of Transamerica Premier Life Insurance Company (“Transamerica Premier”) and the WRL Series Life Account G (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of Prospectus and Statement of Additional Information dated May 1, 2015 for certain deferred variable life policies offered by Transamerica Premier through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 28, 2015 via EDGAR.

Please do not hesitate to contact Art Woods, Esq. at 727-299-1830, or me at (727) 299-1747, if you have any questions or concerns regarding this filing.

Sincerely,

              /s/ Gayle A. Morden
              Gayle A.  Morden
Manager – Registered Products & Distribution

Attachment

cc:  Arthur D. Woods, Esq.
       Mary Jane Wilson-Bilik, Esq.
        Priscilla Hechler